Benefit Plans And Obligations For Termination Indemnity (Asset Allocation By Category) (Details)	Dec. 31, 2025	Dec. 31, 2024
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	100.00%	100.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	46.00%	49.20%
Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	54.00%	48.40%
Other
Defined Benefit Plan Disclosure [Line Items]
Debt Securities	0.00%	2.40%